Income from operations	12 Months Ended
Dec. 31, 2020
Income from operations [Abstract]
Income from operations [Text Block]

7Income from operations

For information related to Sales on a segment and geographical basis, see Information by segment and main country.

Philips Group

Sales and costs by nature

in millions of EUR

	2018	2019	2020
Sales	18,121	19,482	19,535
Costs of materials used	(4,826)	(5,321)	(5,240)
Employee benefit expenses	(5,827)	(6,307)	(6,490)
Depreciation and amortization1)	(1,089)	(1,402)	(1,520)
Shipping and handling	(605)	(636)	(689)
Advertising and promotion	(937)	(972)	(920)
Lease expense2)3)3)	(225)	(52)	(36)
Other operational costs4)	(2,947)	(3,114)	(3,047)
Other business income (expenses)	55	(34)	(50)
Income from operations	1,719	1,644	1,542
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill2)For 2020 Lease expense relating to short-term and low value leases amounts to EUR 36 million (2019: EUR 52 million).3)Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million.4)Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 107 million government grants recognized in 2020 (2019:EUR 94 million 2018: EUR 81 million). The grants mainly relate to research and development activities and business development.

Sales composition and disaggregation

Philips Group

Sales composition

in millions of EUR

	2018	2019	2020
Goods	13,973	14,810	14,698
Services	3,325	3,811	4,058
Royalties	402	381	317
Total sales from contracts with customers	17,700	19,003	19,073
Other sources1)	421	479	462
Sales	18,121	19,482	19,535
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million (2019: EUR 307 million)

At December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations from a sale of goods and services was EUR 12,193 million. The company expects to recognize approximately 48% of the remaining performance obligations within 1 year. Revenue expected to be recognized beyond 1 year is mostly related to longer term customer service and software contracts.

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	5,132	2,998	8,129	46	8,175
Connected Care	4,204	944	5,147	417	5,564
Personal Health	5,396	11	5,407	-	5,407
Other	61	327	389	-	389
Philips Group	14,793	4,279	19,073	462	19,535
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million.2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2018	2019
	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	7,726	5,428	2,988	8,417	68	8,485
Connected Care	4,341	3,545	718	4,263	411	4,674
Personal Health	5,524	5,848	6	5,854	-	5,854
Other	530	162	308	469	-	469
Philips Group	18,121	14,982	4,021	19,003	479	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	3,663	931	4,594	19	4,613
North America	4,712	2,140	6,853	95	6,949
Other mature geographies	1,145	373	1,518	342	1,860
Total mature geographies	9,520	3,444	12,965	457	13,422
Growth geographies	5,273	835	6,108	5	6,113
Sales	14,793	4,279	19,073	462	19,535
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million.2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2018	2019
	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	3,990	3,165	931	4,096	38	4,134
North America	6,338	4,944	1,894	6,837	114	6,951
Other mature geographies	1,892	1,226	357	1,583	322	1,905
Total mature geographies	12,221	9,335	3,181	12,515	474	12,990
Growth geographies	5,901	5,647	840	6,488	5	6,492
Sales	18,121	14,982	4,021	19,003	479	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Costs of materials used

Cost of materials used represents the inventory recognized in cost of sales.

Employee benefit expenses

Philips Group

Employee benefit expenses

in millions of EUR

	2018	2019	2020
Salaries and wages1)	4,849	5,251	5,372
Post-employment benefits costs	351	379	427
Other social security and similar charges:
Required by law	524	564	580
Voluntary	103	112	112
Employee benefit expenses	5,827	6,307	6,490
1)Salaries and wages includes EUR 121 million (2019: EUR 105 million, 2018: EUR 102 million) of share-based compensation expenses.

The employee benefit expenses relate to employees who are working on the payroll of Philips, both with permanent and temporary contracts.

For further information on post-employment benefit costs, see Post-employment benefits.

For details on the remuneration of the members of the Board of Management and the Supervisory Board, see Information on remuneration.

Employees

The average number of employees by category is summarized as follows:

Philips Group

Employees

in FTEs

	2018	2019	2020
Production	30,774	35,640	39,770
Research & development	10,700	12,287	11,129
Other	26,175	24,301	24,110
Employees	67,649	72,228	75,009
3rd party workers	7,239	6,164	5,522
Philips Group	74,888	78,392	80,531

Employees consist of those persons working on the payroll of Philips and whose costs are reflected in the Employee benefit expenses table. 3rd party workers consist of personnel hired on a per-period basis, via external companies.

Philips Group

Employees per geographical location

in FTEs

	2018	2019	2020
Netherlands	11,427	11,679	11,585
Other countries	63,460	66,713	68,946
Philips Group	74,888	78,392	80,531

Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are as follows:

Philips Group

Depreciation and amortization1)

in millions of EUR

	2018	2019	2020
Depreciation of property, plant and equipment	438	645	726
Amortization of software	64	75	86
Amortization of other intangible assets	347	350	381
Amortization of development costs	240	332	328
Depreciation and amortization	1,089	1,402	1,520
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Depreciation of property, plant and equipment is primarily included in cost of sales. Amortization of the categories of other intangible assets are reported in selling expenses for brand names and customer relationships and are reported in cost of sales for technology based and other intangible assets. Amortization of development cost is included in research and development expenses.

Shipping and handling

Shipping and handling costs are included in cost of sales and selling expenses in Consolidated statements of income. Further information on when costs are to be reported to cost of sales or selling expenses can be found in Significant accounting policies.

Advertising and promotion

Advertising and promotion costs are included in selling expenses in Consolidated statements of income.

Audit fees

The table below shows the fees attributable to the fiscal years 2018, 2019 and 2020 for services rendered by the respective Group auditors.

Philips Group

Agreed fees

in millions of EUR

	2018			2019			2020
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	7.2	5.0	12.2	8.4	6.2	14.6	8.8	5.6	14.4
consolidated financial statements	7.2	2.4	9.6	8.4	3.4	11.8	8.8	2.9	11.7
statutory financial statements		2.6	2.6		2.8	2.8		2.7	2.7

Audit-related fees2)	0.6	0.4	1.0	0.5	0.3	0.8	2.0	0.5	2.5
divestment							1.4	0.2	1.6
sustainability assurance	0.4		0.4	0.4		0.4	0.5		0.5
other	0.2	0.4	0.6	0.1	0.3	0.4	0.1	0.3	0.4
Fees	7.8	5.4	13.2	8.9	6.5	15.4	10.8	6.1	16.9
1)Ernst & Young Accountants LLP2)Also known as Assurance fees

Other business income (expenses)

Other business income (expenses) consists of the following:

Philips Group

Other business income (expenses)

in millions of EUR

	2018	2019	2020
Result on disposal of businesses:
income	45	69	-
expense	-	(2)	-
Result on disposal of fixed assets:
income	20	5	2
expense	(1)	-	-
Result on other remaining businesses:
income	23	81	121
expense	(32)	(88)	(30)
Impairment of goodwill		(97)	(144)
Other business income (expense)	55	(34)	(50)
Total other business income	88	155	123
Total other business expense	(33)	(188)	(173)

The result on disposal of businesses was mainly due to divestment of non-strategic businesses. For more information, please refer to Acquisitions and divestments.

The result on disposal of fixed assets was mainly due to the sale of real estate assets.

The result on other remaining businesses mainly relates to revaluation of contingent consideration, non-core revenue and various legal matters. In 2020 revisions to EPD's forecast due to delays in commercialization caused by the need to do more work on the maturity of the technology resulted in a EUR 101 million decrease in the fair value of the respective contingent consideration liability and is reflected in Other business income. For more details on the contingent consideration updates, please refer to Provisions.

Impairment of goodwill is disclosed in detail in the goodwill section, please refer to Goodwill.